Putnam
Utilities
Growth and
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Today's utilities industries are undergoing some fundamental changes in technology, regulation, and structure, and the changes present an ongoing stream of challenges for investors and investment professionals, including the team that manages Putnam Utilities Growth and Income Fund.

Despite this climate of change, utilities continue to enjoy their long-standing reputation as relatively "safe" investments. During your fund's semiannual period, the six months ended April 30, 2001, utilities and other conservative investments came back into vogue. The shift contributed to the fund managers' ability to minimize the effects of the overall market's volatility. As always, of course, stock selection played an overarching role in the management process.

We are pleased to announce the appointment of Kevin M. Divney to your fund's management team. Kevin was with Franklin Portfolio Associates and State Street Bank before joining Putnam in 1997 and has 12 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 20, 2001

REPORT FROM FUND MANAGEMENT

Kevin M. Divney
Michael R. Yogg
Erin J. Spatz
Krishna K. Memani
and the Credit Team

The first six months of Putnam Utilities Growth and Income Fund's fiscal year, which ended April 30, 2001, included some surprising and encouraging developments for investors. The Federal Reserve Board sprang into action at the beginning of January with the first of five interest rate cuts of half a percentage point each (the fifth cut occurred in May, after the close of the fund's fiscal year), for a total reduction in the federal funds rate of two and a half percentage points. Although the stock market continued its steep slide until April, it began to lift off the bottom as newly released figures indicated record sales of new and existing homes in March and a major decline in inventories in the first calendar quarter of 2001.

Total return for 6 months ended 4/30/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -0.17%  -5.94%   -0.57%  -4.95%   -0.50%  -1.38%   -0.43%  -3.91%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* TECHNOLOGY: REDEFINING TELEPHONE COMPANY SERVICES

While no one can be certain that the long slide in the market is over, most observers agree that it has brought about a fundamental shift in investor psychology. Many investors got their first experience of a bear market last year and learned that technology is not a sure thing. Conservative investments, including utilities, came back into vogue. This conservative bias benefited shareholders during the past six months. While the fund certainly was not immune to the downtrend, it held its ground relatively well when compared with the performance of the broader market.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities              39.9%

Telecommunications              22.3%

Regional Bells                  13.2%

Natural gas utilities           12.6%

Power producers                  3.9%

Footnote reads:
*Based on net assets as of 4/30/01. Holdings will vary over time.

Utilities have been regarded as comparatively recession-proof, defensive investments because the companies provide vital services -- electricity, gas, water, sewage, basic telephone service. Various features of the stocks themselves have also made them widely regarded as conservative investments. Relative to stocks in other sectors, they tend to have lower price/earnings ratios (a way of gauging the relative price of a stock based on its earnings over 12 months), or lower price-to-book values (stock price relative to the value of a company's assets if they were sold). Many were also priced low relative to their dividends. However, the utilities industry as a whole has been undergoing a gradual transformation over the past 10 years as a result of new technologies and the effects of deregulation, and this has understandably affected the pricing of utilities companies' securities.

Technological advances in communications have altered the landscape for this industry, adding vast new opportunities for growth. But this progress is changing some fundamental characteristics of utilities as investments.

Here are a few examples from among the fund's largest holdings. Bell Atlantic merged with GTE, becoming Verizon Communi cations. In addition to local and long-distance phone services, Verizon's subsidiary businesses include national wireless services through a joint venture with Vodafone, the world's largest global wireless company. Another major telephone company, Qwest Communications International, more than doubled its size when it acquired U.S. West, a regional operating company. Through a joint venture with Dutch telecom provider KPN, Qwest is building a pan-European fiber-optic IP network. SBC Communi cations now comprises Pacific Bell, Southwestern Bell, and Ameritech. SBC has combined its U.S. wireless operations with those of BellSouth to form Cingular Wireless. It also offers long-distance telephone service and has interests in Internet access and telecom operations in more than 20 countries outside the U.S.


"...It can be comforting to know there are still funds out there that still put their focus squarely on stability and traditional utilities. Such funds usually don't totally eschew the telecom sector; in fact, many keep sizable weightings in that area. But instead of letting their portfolios lean very heavily toward growth, they try to strike a balance between traditional, income-oriented utilities and telecom names."

-- "Utilities Investing Gets Growthy," Catherine Hickey, WorldlyInvestor.com, August 10, 2000


These three examples illustrate how far telephone utilities have come in a relatively short period. But like all companies that grow, they have had to reinvest capital in order to finance growth at the expense of shareholder dividends. While these holdings, as well as others mentioned in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

The recent history of AT&T illustrates the dynamic situation telecommunications companies face. Broken up as a result of an antitrust action in the 1980s, AT&T spun off two divisions in the mid-1990s. Now, company executives have decided to break up once again into four divisions: wireless, cable, consumer long-distance, and business communications. For years, many conservative investors have relied on the company's quarterly dividend payments to meet regular living expenses. But in December of 2000, AT&T chairman C. Michael Armstrong announced AT&T was cutting its dividend for the first time in the company's 100-year history. Mr. Armstrong pointed to the new competitive environment: "We did not make this decision lightly; we believe it is necessary and in the best long-term interests of our shareowners to adopt a dividend policy comparable to the policies of our competitors." The dividend cut will allow AT&T to better manage the debt burden it took on in conjunction with recent acquisitions of cable television companies.

* DEREGULATION: CHANGING THE WAY UTILITY COMPANIES DO BUSINESS

Utilities traditionally have been extremely conservative investments, but characterized by high yields and low volatility, typical attributes of what we consider value stocks. However, deregulation is making the utilities business more dynamic. This is true even for electric utilities, once considered the most conservative -- and most reliable -- of the utilities industry as a whole.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Qwest Communications
International, Inc.
Telecommunications

SBC Communications, Inc.
Regional Bells

Verizon Communications, Inc.
Regional Bells

BellSouth Corp.
Regional Bells

Enron Corp.
Natural gas utilities

Williams Companies, Inc.
Natural gas utilities

Exelon Corp.
Electric utilities

Entergy Corp.
Electric utilities

Duke Energy Corp.
Electric utilities

Dominion Resources, Inc.
Electric utilities

Footnote reads:
These holdings represent 29.8% of the fund's net assets as of 4/30/01. Portfolio holdings will vary over time.


Not long ago, businesses and homeowners paid their local electric or gas company for energy generated by facilities in their locale. The utilities companies had minimal risk, but their opportunities for growth were equally small. There was no bargaining for better rates, but service was certain. The crisis California is facing today is the result of inept partial deregulation of the utilities industry.

Today, some utilities concentrate on generation (searching for and producing energy), while others are primarily energy traders, buying power from a generation company and selling it to a distribution company. Some of these two types of companies now fit into the growth stock category; they will be inclined to reinvest profits to finance future growth rather than pay them out to shareholders. Most of the companies that concentrate on distribution will continue to be conservative, dividend-paying investments and are likely to remain in the value category.

Another fundamental change in energy utilities is that they are diversifying the source of power they trade and distribute. For example, Dominion Resources and NiSource recently acquired major natural gas distribution utilities Consolidated Natural Gas and Columbia Gas, respectively. Another major portfolio holding, Enron, buys and sells natural gas and is a leading power wholesaler in the U.S. It also has interests in energy facilities around the world. Exelon was created last year when Philadelphia-based PECO bought Chicago-based Unicom. The new company distributes electricity to nearly five million customers in Illinois and the Philadelphia metropolitan area, distributes natural gas to 400,000 customers in Pennsylvania, and operates nuclear power plants.

The combination of new technologies and deregulation is making the industry more efficient and more growth oriented than in the past. Your fund has had a conservative profile, and we plan to maintain it. However, we are also acknowledging the fact that the industry is evolving and we must seek the best opportunities for shareholders. While we plan to maintain a strong emphasis on value, we also want to increase the fund's focus incrementally on growth companies.

* MANAGERS LOOK FOR SLOW GROWTH, NOT RECESSION

Economic growth in the first quarter of 2001 came in at a 1.3% annualized rate, which was not the recession that many had feared, and stronger even than we had predicted. For the next six months, our forecast is for continued growth at an overall rate of 2% to 3%. This slow to moderate growth, in combination with low inflation, should provide a favorable backdrop for investors, especially those in recession-resistant sectors like utilities.

In general, economic fundamentals remain strongly positive, despite the collapse in investor confidence. Once market perceptions begin to reflect the reality of the economic situation, there could be a powerful upswing, which will reverse negative sentiment that has persisted for the past 18 months. However, we hope the burst in the technology bubble has taught a new generation of investors that the best way to build for the future is with a portfolio that avoids extremes and that includes income- and value-oriented investments to balance the bright promise and unpredictability of aggressive growth. We believe your fund will continue to provide an attractive component for a wide variety of shareholders.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or sector and involves more risk than a fund that invests more broadly.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Utilities Growth and Income Fund is designed for capital growth and current income through equity and debt securities issued by public utility companies.

TOTAL RETURN FOR PERIODS ENDED 4/30/01

                     Class A         Class B         Class C        Class M
(inception dates)   (11/19/90)      (4/27/92)       (7/26/99)       (3/1/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -0.17%  -5.94%  -0.57%  -4.95%  -0.50%  -1.38%  -0.43%  -3.91%
------------------------------------------------------------------------------
1 year            9.13    2.83    8.25    3.54    8.27    7.33    8.51    4.69
------------------------------------------------------------------------------
5 years          85.36   74.72   78.46   76.46   78.38   78.38   80.96   74.61
Annual average   13.14   11.81   12.28   12.03   12.27   12.27   12.59   11.79
------------------------------------------------------------------------------
10 years        221.85  203.34  198.86  198.86  198.23  198.23  206.44  195.54
Annual average   12.40   11.74   11.57   11.57   11.55   11.55   11.85   11.45
------------------------------------------------------------------------------
Annual average
(life of fund)   12.11   11.47   11.26   11.26   11.26   11.26   11.56   11.17
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/01

                         S&P Utilities         Consumer
                            Index            price index
------------------------------------------------------------------------------
6 months                    6.68%               1.67%
------------------------------------------------------------------------------
1 year                     34.71                3.21
------------------------------------------------------------------------------
5 years                   118.98               13.19
Annual average             16.97                2.51
------------------------------------------------------------------------------
10 years                  286.03               30.77
Annual average             14.46                2.72
------------------------------------------------------------------------------
Annual average
(life of fund)             14.02                2.71
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/01

                              Class A       Class B       Class C       Class M
---------------------------------------------------------------------------------------
Distributions (number)           2             2             2             2
---------------------------------------------------------------------------------------
Income                        $0.193        $0.145        $0.153        $0.161
---------------------------------------------------------------------------------------
Capital gains
  Long-term                    1.472         1.472         1.472         1.472
---------------------------------------------------------------------------------------
  Short-term                     --            --            --            --
---------------------------------------------------------------------------------------
  Total                       $1.665        $1.617        $1.625        $1.633
---------------------------------------------------------------------------------------
Share value:                NAV     POP       NAV           NAV       NAV     POP
---------------------------------------------------------------------------------------
10/31/00                   $13.86  $14.71   $13.78        $13.79     $13.83  $14.33
---------------------------------------------------------------------------------------
4/30/01                     12.17   12.91    12.09         12.10      12.14   12.58
---------------------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------------------
Current dividend rate 1      2.56%   2.42%    1.82%         1.95%      2.08%   2.00%
---------------------------------------------------------------------------------------
Current 30-day SEC yield 2   1.85    1.74     1.13          1.13       1.37    1.32
---------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.



TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                     Class A         Class B         Class C        Class M
(inception dates)   (11/19/90)      (4/27/92)       (7/26/99)       (3/1/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -6.42% -11.83%  -6.73% -10.85%  -6.82%  -7.64%  -6.67%  -9.95%
------------------------------------------------------------------------------
1 year            4.86   -1.20    4.17   -0.36    4.09    3.19    4.35    0.70
------------------------------------------------------------------------------
5 years          76.08   65.97   69.61   67.61   69.53   69.53   72.03   65.98
Annual average   11.98   10.66   11.15   10.88   11.14   11.14   11.46   10.66
------------------------------------------------------------------------------
10 years        199.23  182.03  177.96  177.96  177.43  177.43  185.20  175.27
Annual average   11.58   10.92   10.76   10.76   10.74   10.74   11.05   10.66
------------------------------------------------------------------------------
Annual average
(life of fund)   11.63   10.99   10.80   10.80   10.79   10.79   11.09   10.70
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's Utilities Index is an unmanaged list of 40 utility stocks. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends but are not adjusted for commissions, taxes, or other costs. Because the fund is a managed portfolio investing in common stocks and fixed-income securities, the securities it owns will not match those in the index. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2001 (Unaudited)

COMMON STOCKS (89.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Cable Television (1.0%)
-------------------------------------------------------------------------------------------------------------------
            178,100 Adelphia Communications Corp. Class A (NON)                                       $   6,475,716
            194,300 Charter Communications, Inc. Class A (NON)                                            4,159,963
            127,500 Insight Communications Company, Inc. (NON)                                            3,538,125
                                                                                                      -------------
                                                                                                         14,173,804

Electric Utilities (35.2%)
-------------------------------------------------------------------------------------------------------------------
            157,300 Allegheny Energy, Inc.                                                                8,047,468
            152,400 Ameren Corp.                                                                          6,396,228
            260,800 American Electric Power Co., Inc.                                                    12,867,872
            114,900 Black Hills Corp.                                                                     5,902,413
            289,500 CiNergy Corp.                                                                        10,039,860
            564,100 CMS Energy Corp.                                                                     17,656,330
            650,750 Companhia Paranaense de Energia-Copel ADR (Brazil)                                    5,043,313
            392,900 Constellation Energy Group                                                           18,757,046
            369,300 Dominion Resources, Inc.                                                             25,293,357
            337,000 DPL, Inc.                                                                            10,443,630
            201,200 DQE, Inc.                                                                             6,122,516
            386,800 DTE Energy Co.                                                                       16,214,656
            562,200 Duke Energy Corp.                                                                    26,288,472
            138,100 E. On AG (Germany)                                                                    6,933,848
             37,600 Electrabel SA (Belgium)                                                               8,217,915
             89,949 Eletropaulo Metropolitana SA (Brazil)                                                 2,761,968
            249,300 Energy East Corp.                                                                     5,023,395
            656,400 Entergy Corp.                                                                        26,584,200
            421,187 Exelon Corp.                                                                         29,082,962
            170,500 FirstEnergy Corp.                                                                     5,166,150
            359,700 FPL Group, Inc.                                                                      21,546,030
            475,400 Iberdola SA (Spain)                                                                   7,007,001
            731,100 Korea Electric Power Corp. (South Korea)                                             12,648,308
            312,700 Northeast Utilities                                                                   5,581,695
            429,400 OGE Energy Corp.                                                                      9,468,270
            230,400 Pinnacle West Capital Corp.                                                          11,563,776
            222,200 PPL Corp.                                                                            12,221,000
            354,200 Progress Energy, Inc.                                                                15,669,808
            254,100 Progress Energy, Inc. Contingent Value Obligation (CVO) (NON)                           104,181
            210,500 Public Service Co. of New Mexico                                                      7,605,365
            527,100 Public Service Enterprise Group, Inc.                                                24,478,524
            212,600 Puget Energy, Inc.                                                                    5,047,124
            459,000 Reliant Energy, Inc.                                                                 22,743,450
             86,000 Reliant Resources, Inc. (NON)                                                         2,580,000
          1,751,780 Scottish Power PLC (United Kingdom)                                                  11,151,350
            471,600 Southern Co.                                                                         11,030,724
            399,000 Teco Energy, Inc.                                                                    12,764,010
            410,600 TransAlta Corp. (Canada)                                                              7,404,701
            333,600 TXU Corp.                                                                            14,665,056
            326,100 Union Electrica Fenosa SA (Spain)                                                     6,159,068
            373,800 Utilicorp United, Inc.                                                               13,195,140
            533,230 XCEL Energy, Inc.                                                                    16,636,776
                                                                                                      -------------
                                                                                                        504,114,956

Engineering & Construction (0.4%)
-------------------------------------------------------------------------------------------------------------------
            134,000 Bouygues SA (France)                                                                  5,726,810

Natural Gas Utilities (12.1%)
-------------------------------------------------------------------------------------------------------------------
             87,300 AGL Resources, Inc.                                                                   1,994,805
            359,600 Dynegy, Inc.                                                                         20,802,860
            264,544 El Paso Corp.                                                                        18,200,627
            112,600 Energen Corp.                                                                         4,183,090
            514,900 Enron Corp.                                                                          32,294,528
            132,000 Equitable Resources, Inc.                                                            10,560,000
            387,200 KeySpan Corp.                                                                        15,371,840
              9,600 National Fuel Gas Co.                                                                   539,520
            197,700 NICOR, Inc.                                                                           7,747,863
            786,252 NiSource, Inc.                                                                       23,406,722
            146,000 Northwest Natural Gas Co.                                                             3,241,200
            170,700 NUI Corp.                                                                             3,815,145
            755,700 Williams Cos., Inc.                                                                  31,867,869
                                                                                                      -------------
                                                                                                        174,026,069

Power Producers (3.6%)
-------------------------------------------------------------------------------------------------------------------
            511,700 AES Corp. (NON)                                                                      24,392,739
             70,567 Aquila, Inc. (NON)                                                                    2,138,886
            262,300 Calpine Corp. (NON)                                                                  14,948,477
            244,147 Mirant Corp. (NON)                                                                    9,961,198
                                                                                                      -------------
                                                                                                         51,441,300

Regional Bells (12.7%)
-------------------------------------------------------------------------------------------------------------------
          1,150,100 BellSouth Corp.                                                                      48,258,196
          1,661,200 SBC Communications, Inc. (SEG)                                                       68,524,500
          1,179,200 Verizon Communications, Inc.                                                         64,938,544
                                                                                                      -------------
                                                                                                        181,721,240

Technology Services (2.0%)
-------------------------------------------------------------------------------------------------------------------
            552,200 Convergys Corp. (NON)                                                                20,155,300
            145,700 CSG Systems International, Inc. (NON)                                                 8,481,197
                                                                                                      -------------
                                                                                                         28,636,497

Telecommunications (21.9%)
-------------------------------------------------------------------------------------------------------------------
             50,700 Allegiance Telecom, Inc. (NON)                                                          912,093
            170,800 ALLTEL Corp.                                                                          9,327,388
            137,100 American Tower Corp. Class A (NON)                                                    3,674,280
            589,400 AT&T Wireless Group (NON)                                                            11,846,940
            162,400 BCE, Inc. (Canada)                                                                    4,051,880
            406,900 Broadwing, Inc. (NON)                                                                10,091,120
            184,800 Cable & Wireless PLC ADR (United Kingdom)                                             4,056,360
             89,200 CenturyTel, Inc.                                                                      2,424,456
            173,000 Citizens Communications Co. (NON)                                                     1,989,500
            164,800 Crown Castle International Corp. (NON)                                                4,035,952
            381,400 Energis PLC (United Kingdom) (NON)                                                    1,985,957
            214,700 Focal Communications Corp. (NON)                                                      1,391,256
             97,900 France Telecom SA (France)                                                            7,115,039
            330,900 Global Crossing, Ltd. (NON)                                                           4,146,177
          1,217,000 McLeodUSA, Inc. Class A (NON)                                                        10,770,450
            231,600 Metromedia Fiber Network, Inc. Class A (NON)                                          1,178,844
            354,900 Nextel Communications, Inc. Class A (NON)                                             5,767,125
              1,721 Nippon Telegraph and Telephone Corp. (Japan)                                         10,938,264
                826 NTT DoCoMo, Inc. (Japan)                                                             16,986,803
            837,800 Orange SA (France) (NON)                                                              8,821,401
             81,000 Price Communications Corp. (NON)                                                      1,459,620
          1,803,000 Qwest Communications International, Inc. (NON)                                       73,742,700
          1,087,100 Sprint Corp. (FON Group)                                                             23,242,198
            954,800 Sprint Corp. (PCS Group) (NON)                                                       24,471,524
             12,655 Swisscom AG ADR (Switzerland)                                                         3,290,329
            915,300 Telecom Italia SpA (Italy)                                                           10,164,717
             34,700 Telephone and Data Systems, Inc.                                                      3,643,500
            213,500 Time Warner Telecom, Inc. (NON)                                                      10,813,775
             84,600 Tricon PCS Holdings, Inc. (NON)                                                       3,299,400
             32,200 United States Cellular Corp. (NON)                                                    2,125,200
          5,316,900 Vodafone Group PLC (United Kingdom)                                                  16,143,365
             86,544 Voicestream Wireless Corp. (NON)                                                      9,087,120
            181,500 Western Wireless Corp. (NON)                                                          8,082,195
            621,486 Williams Communications Group, Inc. (NON)                                             2,809,117
                                                                                                      -------------
                                                                                                        313,886,045

Water Utilities (0.9%)
-------------------------------------------------------------------------------------------------------------------
            777,700 Anglian Water PLC (United Kingdom)                                                    6,068,687
            632,700 Severn Trent Water PLC (United Kingdom)                                               6,245,034
                                                                                                     --------------
                                                                                                         12,313,721
                                                                                                     --------------
                    Total Common Stocks (cost $1,121,171,689)                                        $1,286,040,442

CORPORATE BONDS AND NOTES (7.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Distribution (0.2%)
-------------------------------------------------------------------------------------------------------------------
$         2,375,000 ONEOK, Inc. sr. notes 7 1/8s, 2011                                               $    2,314,248

Electric Utilities (4.7%)
-------------------------------------------------------------------------------------------------------------------
          2,370,000 AmerenEnergy Generating Co. 144A sr. notes 7 3/4s, 2005                               2,429,487
          3,000,000 Arizona Public Service Co. notes 6 1/4s, 2005                                         2,979,870
          3,000,000 Australian Gas & Light Co. 144A sr. notes 6 3/8s, 2003
                    (Australia)                                                                           3,043,500
          2,335,000 Centerior Energy Corp. sec. notes 7.67s, 2004                                         2,418,406
          3,000,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                    3,168,008
          2,800,000 CMS Energy Corp. pass thru certificates 7s, 2005                                      2,662,800
          1,500,000 Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024                          1,509,165
          2,535,000 DPL, Inc. sr. notes 8 1/4s, 2007                                                      2,595,003
          1,180,000 Florida Power & Light Co. 1st mortgage 6 7/8s, 2005                                   1,217,496
          4,000,000 Hydro Quebec local government guaranty Ser. HY, 8.4s, 2022
                    (Canada)                                                                              4,591,920
          2,815,000 Kansas Gas & Electric deb. 8.29s, 2016                                                2,643,032
          3,000,000 Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                             3,070,080
          2,844,000 Otter Tail Power Co. 1st mtge. 7 1/4s, 2002                                           2,921,414
          4,000,000 PG&E Gas Transmission Northwest sr. notes 7.1s, 2005                                  2,800,000
          5,000,000 Public Service Co. of Colorado coll. trust 6 3/8s, 2005                               5,038,650
          3,500,000 Sierra Pacific Power Co. med. term notes Ser. C, 6.82s, 2006                          3,334,555
          2,725,000 Southern Investments Service Co. sr. notes 6.8s, 2006
                    (United Kingdom)                                                                      2,622,622
          1,350,000 Teco Energy, Inc. notes 5.54s, 2001                                                   1,350,416
          5,000,000 Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                5,004,050
          3,400,000 TXU Electrical Capital company guaranty 8.175s, 2037                                  3,218,032
          4,500,000 Utilicorp United, Inc. sr. notes 8.2s, 2007                                           4,774,365
          4,000,000 Western Resources, Inc. sr. notes 6 7/8s, 2004                                        3,850,600
                                                                                                      -------------
                                                                                                         67,243,471

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Avista Corp. 144A sr. notes 9 3/4s, 2008                                              1,485,705

Financial (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,880,000 Nisource Finance Corp. company guaranty 7 7/8s, 2010                                  1,984,603

Natural Gas Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,500,000 Columbia Gas System, Inc. notes Ser. E, 7.32s, 2010                                   3,426,045
            640,000 KN Capital Trust III company guaranty 7.63s, 2028                                       564,463
          3,500,000 Southwest Gas Corp. deb. 7 1/2s, 2006                                                 3,551,730
                                                                                                      -------------
                                                                                                          7,542,238

Oil & Gas (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                          2,472,700

Power Producers (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 CalEnergy, Inc. sr. notes 7.63s, 2007                                                 2,045,280
          1,200,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                  1,140,302
            445,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     489,527
          1,294,551 Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                          1,088,614
                                                                                                      -------------
                                                                                                          4,763,723

Regional Bells (0.5%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Bell Atlantic Corp. deb. 7 7/8s, 2029                                                 5,302,750
          1,190,000 Verizon Global Funding Corp. 144A notes 7 1/4s, 2010                                  1,232,209
                                                                                                      -------------
                                                                                                          6,534,959

Telecommunications (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,185,000 British Telecommunications PLC notes 8 1/8s, 2010
                    (United Kingdom)                                                                      1,237,245
          4,000,000 Century Telephone Enterprises, Inc. deb. Ser. G, 6 7/8s, 2028                         3,395,800
          1,800,000 Qwest Capital Funding, Inc. 144A notes 7 1/4s, 2011                                   1,807,146
                                                                                                     --------------
                                                                                                          6,440,191

Water Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 Pennsylvania American Water Co. 144A mtge. 7.8s, 2026                                 2,469,925
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $105,974,715)                               $ 103,251,763
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Treasury Obligations (0.3%) (cost $4,096,192)
-------------------------------------------------------------------------------------------------------------------
$         4,430,000 U.S. Treasury Bonds 6 1/8s, August 15, 2029                                      $    4,566,355

PREFERRED STOCKS (0.2%) (a) (cost $2,500,000)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,500 Centaur Funding Corp. 144A, 9.08% pfd. (Cayman Islands)                          $    2,580,325

SHORT-TERM INVESTMENTS (2.5%) (a) (cost $35,851,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        35,851,000 Interest in $650,000,000 joint tri-party repurchase agreement dated April 30, 2001 with Credit Suisse First Boston
                    due May 1, 2001 with respect to various
                    U.S. Government obligations -- maturity value
                    of $35,855,611 for an effective yield of 4.63%                                   $   35,851,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,269,593,596) (b)                                      $1,432,289,885
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,432,451,135.

  (b) The aggregate identified cost on a tax basis is $1,270,279,565, resulting in gross unrealized appreciation and depreciation of $253,123,552 and $91,113,232, respectively, or net unrealized appreciation of $162,010,320.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2001.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2001
                                                                   Unrealized
                                   Aggregate Face    Expiration   Appreciation/
                      Total Value       Value          Date      (Depreciation)
------------------------------------------------------------------------------
US Treasury Note
5yr. (long)           $4,893,875      $4,892,521      Jun-01       $  1,354
US Long Bond
(long)                 2,109,844       2,167,681      Jun-01        (57,837)
US Treasury Note
10yr. (long)           1,141,594       1,150,945      Jun-01         (9,351)
------------------------------------------------------------------------------
                                                                   $(65,834)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $1,269,593,596)
(Note 1)                                                                     $1,432,289,885
-------------------------------------------------------------------------------------------
Cash                                                                              2,468,859
-------------------------------------------------------------------------------------------
Foreign currency (cost $3,241,815)                                                3,183,691
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                        4,839,840
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,706,521
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    9,611,096
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                                 16
-------------------------------------------------------------------------------------------
Total assets                                                                  1,454,099,908

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 17,152,368
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,440,369
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,106,563
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          290,975
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        98,941
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          5,948
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              477,969
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               75,640
-------------------------------------------------------------------------------------------
Total liabilities                                                                21,648,773
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,432,451,135

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,147,138,900
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (6,136,945)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                      128,819,054
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    162,630,126
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,432,451,135

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,105,057,061 divided by 90,832,628 shares)                                        $12.17
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.17)*                              $12.91
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($307,695,742 divided by 25,454,197 shares)**                                        $12.09
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($7,129,828 divided by 589,266 shares)**                                             $12.10
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,568,504 divided by 1,035,478 shares)                                            $12.14
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.14)*                              $12.58
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $241,777)                                    $  16,978,839
-------------------------------------------------------------------------------------------
Interest income                                                                   5,639,600
-------------------------------------------------------------------------------------------
Total investment income                                                          22,618,439

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,383,748
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      883,370
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    17,520
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      9,082
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,352,247
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,568,900
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                29,051
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                46,946
-------------------------------------------------------------------------------------------
Other                                                                               347,029
-------------------------------------------------------------------------------------------
Total expenses                                                                    8,637,893
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (114,325)
-------------------------------------------------------------------------------------------
Net expenses                                                                      8,523,568
-------------------------------------------------------------------------------------------
Net investment income                                                            14,094,871
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                124,465,957
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           7,074
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                              (85,046)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                               3,488
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and futures contracts during the period                                        (144,073,602)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (19,682,129)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $   (5,587,258)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   14,094,871   $   36,873,533
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         124,387,985      168,440,407
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                     (144,070,114)     (92,864,090)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (5,587,258)     112,449,850
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (16,402,229)     (29,492,591)
--------------------------------------------------------------------------------------------------
   Class B                                                             (3,638,834)      (6,989,964)
--------------------------------------------------------------------------------------------------
   Class C                                                                (69,518)         (59,392)
--------------------------------------------------------------------------------------------------
   Class M                                                               (160,025)        (289,593)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (119,669,844)     (66,792,665)
--------------------------------------------------------------------------------------------------
   Class B                                                            (36,166,887)     (35,245,843)
--------------------------------------------------------------------------------------------------
   Class C                                                               (589,654)         (50,661)
--------------------------------------------------------------------------------------------------
   Class M                                                             (1,421,926)        (894,468)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          134,254,377      (72,478,562)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (49,451,798)     (99,843,889)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,481,902,933    1,581,746,822
--------------------------------------------------------------------------------------------------
End of period (including distribution in excess
of and undistributed net investment income
of $6,136,945 and $38,790, respectively)                           $1,432,451,135   $1,481,902,933
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.86       $14.06       $13.62       $12.49       $11.63       $10.40
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .13 (c)      .36 (c)      .39 (c)      .37 (c)      .41          .44
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)         .75          .87         2.14         1.67         1.25
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.03)        1.11         1.26         2.51         2.08         1.69
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.38)        (.39)        (.38)        (.41)        (.44)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.47)        (.93)        (.43)       (1.00)        (.81)        (.02)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.66)       (1.31)        (.82)       (1.38)       (1.22)        (.46)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.17       $13.86       $14.06       $13.62       $12.49       $11.63
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  (.17)*       9.04         9.49        21.06        19.16        16.57
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,105,057   $1,128,437   $1,000,789     $825,884     $653,205     $618,417
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .52*        1.01         1.00         1.05         1.05         1.11
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.07*        2.78         2.80         2.87         3.41         3.97
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 53.23*       29.42        17.58        23.64        53.63        64.53
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                            April 30
operating performance              (Unaudited)                        Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.78       $13.98       $13.54       $12.42       $11.57       $10.36
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .09 (c)      .26 (c)      .28 (c)      .28 (c)      .32          .36
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.16)         .74          .87         2.12         1.66         1.23
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.07)        1.00         1.15         2.40         1.98         1.59
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.15)        (.27)        (.28)        (.28)        (.32)        (.36)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.47)        (.93)        (.43)       (1.00)        (.81)        (.02)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.62)       (1.20)        (.71)       (1.28)       (1.13)        (.38)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.09       $13.78       $13.98       $13.54       $12.42       $11.57
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  (.57)*       8.19         8.69        20.19        18.28        15.57
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $307,696     $335,411     $566,426     $706,220     $659,594     $615,309
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .90*        1.76         1.75         1.80         1.80         1.86
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .70*        2.06         2.06         2.13         2.66         3.22
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 53.23*       29.42        17.58        23.64        53.63        64.53
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                  For the period
Per-share                            April 30    Year ended  July 26, 1999 +
operating performance              (Unaudited)   October 31   to October 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.79       $14.04       $14.34
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (c)                .08          .25          .07
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.15)         .74         (.26)
---------------------------------------------------------------------------
Total from
investment operations                   (.07)         .99         (.19)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.15)        (.31)        (.11)
---------------------------------------------------------------------------
From net realized gain
on investments                         (1.47)        (.93)          --
---------------------------------------------------------------------------
Total distributions                    (1.62)       (1.24)        (.11)
---------------------------------------------------------------------------
Net asset value,
end of period                         $12.10       $13.79       $14.04
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  (.50)*       8.12        (1.33)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $7,130       $4,734         $486
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .90*        1.76          .47*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .69*        1.94          .53*
---------------------------------------------------------------------------
Portfolio turnover (%)                 53.23*       29.42        17.58
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
 Per-share                           April 30
 operating performance             (Unaudited)                        Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
 Net asset value,
 beginning of period                  $13.83       $14.03       $13.60       $12.47       $11.61       $10.38
------------------------------------------------------------------------------------------------------------------
 Investment operations
------------------------------------------------------------------------------------------------------------------
 Net investment income                   .10 (c)      .29 (c)      .32 (c)      .32 (c)      .36          .38 (c)
------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments             (.16)         .75          .86         2.13         1.67         1.26
------------------------------------------------------------------------------------------------------------------
 Total from
 investment operations                  (.06)        1.04         1.18         2.45         2.03         1.64
------------------------------------------------------------------------------------------------------------------
 Less distributions:
------------------------------------------------------------------------------------------------------------------
 From net
 investment income                      (.16)        (.31)        (.32)        (.32)        (.36)        (.39)
------------------------------------------------------------------------------------------------------------------
 From net realized gain
 on investments                        (1.47)        (.93)        (.43)       (1.00)        (.81)        (.02)
------------------------------------------------------------------------------------------------------------------
 Total distributions                   (1.63)       (1.24)        (.75)       (1.32)       (1.17)        (.41)
------------------------------------------------------------------------------------------------------------------
 Net asset value,
 end of period                        $12.14       $13.83       $14.03       $13.60       $12.47       $11.61
------------------------------------------------------------------------------------------------------------------
 Total return at
 net asset value (%)(a)                 (.43)*       8.49         8.87        20.54        18.62        16.12
------------------------------------------------------------------------------------------------------------------

 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                      $12,568      $13,320      $14,045      $13,828      $11,871       $6,438
------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to
 average net assets (%)(b)               .77*        1.51         1.50         1.55         1.55         1.63
------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income
 to average net assets (%)               .83*        2.28         2.30         2.40         2.89         3.37
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                53.23*       29.42        17.58        23.64        53.63        64.53
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Utilities Growth and Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income primarily through investments in equity and debt securities issued by public utility companies.

The fund offers class A, class B, class C, and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2001, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended April 30, 2001, the fund's expenses were reduced by $114,325 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,755 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received net commissions of $145,625 and $2,134 from the sale of class A and class M shares, respectively, and received $287,155 and $1,064 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2001, Putnam Retail Management, acting as underwriter received $505 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $737,305,291 and $742,892,894, respectively. Purchases and sales of U.S. government obligations aggregated $-- and $5,276,263, respectively.

Note 4
Capital shares

At April 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,859,360        $ 96,400,319
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,134,928         124,367,058
---------------------------------------------------------------------------
                                            17,994,288         220,767,377

Shares
repurchased                                 (8,602,972)       (105,476,654)
---------------------------------------------------------------------------
Net increase                                 9,391,316       $ 115,290,723
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,322,900       $ 300,919,408
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,766,393          85,136,762
---------------------------------------------------------------------------
                                            30,089,293         386,056,170

Shares
repurchased                                (19,831,993)       (256,794,536)
---------------------------------------------------------------------------
Net increase                                10,257,300       $ 129,261,634
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,345,402        $ 53,846,720
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,883,849          35,129,250
---------------------------------------------------------------------------
                                             7,229,251          88,975,970

Shares
repurchased                                 (6,120,540)        (73,970,045)
---------------------------------------------------------------------------
Net increase                                 1,108,711        $ 15,005,925
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,916,549       $ 103,156,743
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,018,158          37,562,687
---------------------------------------------------------------------------
                                            10,934,707         140,719,430

Shares
repurchased                                (27,107,373)       (346,014,823)
---------------------------------------------------------------------------
Net decrease                               (16,172,666)      $(205,295,393)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    321,775         $ 3,959,706
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   43,935             537,377
---------------------------------------------------------------------------
                                               365,710           4,497,083

Shares
repurchased                                   (119,713)         (1,455,905)
---------------------------------------------------------------------------
Net increase                                   245,997         $ 3,041,178
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    338,429          $4,446,808
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,118              90,761
---------------------------------------------------------------------------
                                               345,547           4,537,569

Shares
repurchased                                    (36,932)           (490,811)
---------------------------------------------------------------------------
Net increase                                   308,615          $4,046,758
---------------------------------------------------------------------------

                                           Six months ended April 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    147,264         $ 1,865,782
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  119,170           1,456,837
---------------------------------------------------------------------------
                                               266,434           3,322,619

Shares
repurchased                                   (194,192)         (2,406,068)
---------------------------------------------------------------------------
Net increase                                    72,242         $   916,551
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    300,891         $ 3,956,798
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   85,111           1,067,387
---------------------------------------------------------------------------
                                               386,002           5,024,185

Shares
repurchased                                   (423,558)         (5,515,746)
---------------------------------------------------------------------------
Net decrease                                   (37,556)        $  (491,561)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President

Thomas Haslett
Vice President

Kevin M. Divney
Vice President and Fund Manager

Krishna K. Memani
Vice President and Fund Manager

Erin J. Spatz
Vice President and Fund Manager

Michael R. Yogg
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Utilities Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA026  72166  840/884/869  6/01